ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 932,839	$ 868,948
Less: Allowance for doubtful accounts	(5,458)	0
Accounts receivable, net	$ 927,381	$ 868,948